Acquisitions and disposals (Tables)	12 Months Ended
Dec. 31, 2018
Acquisitions and disposals
Schedule of purchase consideration and purchase accounting

EURm	2018	2017
Other intangible assets	–	169
Other net assets	(3)	67
Total identifiable net assets	(3)	236
Goodwill	32	162
Total purchase consideration	29	398